Average Annual Total Returns	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Ten Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W Inception Date	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions and Sales Ten Years
Total	1.05%	0.99%	2.25%	0.70%	0.69%	1.36%	1.17%	0.91%	1.67%	(1.95%)	0.55%	0.98%	(2.22%)	0.28%	0.80%	(0.24%)	0.66%	1.00%	(0.42%)	0.46%	0.71%	1.58%	1.46%	1.57%	1.05%	0.99%	2.25%	(0.32%)	0.73%	1.97%	0.51%	0.92%	2.00%	(2.77%)	0.55%	1.60%	(3.07%)	0.37%	1.50%	(0.73%)	0.78%	1.61%	(1.32%)	0.44%	1.32%	0.75%	1.46%	2.19%	1.14%	1.02%	1.70%	1.05%	0.99%	2.29%	(1.80%)	0.74%	1.53%	May 04, 2015	(1.90%)	0.68%	1.48%	(0.03%)	0.95%	1.51%	(0.23%)	0.65%	1.26%	May 04, 2015	1.77%	1.64%	2.15%	May 04, 2015	1.05%	0.99%	2.25%	(0.33%)	0.99%	2.32%	0.79%	1.20%	2.72%	(2.39%)	0.51%	1.92%	(2.51%)	0.49%	1.91%	(0.40%)	0.85%	1.92%	(0.88%)	0.41%	1.66%	1.10%	1.42%	2.51%	1.05%	0.99%	2.25%	1.42%	0.67%	2.75%	1.23%	0.50%	2.60%	2.36%	1.18%	2.84%	2.91%	0.58%	2.47%	4.92%	1.56%	3.34%	1.05%	0.99%	2.25%	5.39%	1.86%	3.49%	Oct. 01, 2021	5.16%	1.67%	3.32%	5.02%	2.20%	3.50%